SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Adjustments to reconcile net income to net cash used in operating activities:
Net cash (used in) provided by operating activities	¥ 8,379	$ 1,198	¥ 7,518	¥ 7,674
Investing activities:
Proceeds from maturity/sale of investments	7,777	1,112	2,563	2,972
Net cash provided by investing activities	(1,042)	(149)	(2,239)	(1,477)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering				1,973
Net proceeds from issuance of ordinary shares upon exercise of options	38	5
Payment of repurchases of ordinary shares	(783)	(112)	(1,172)	(848)
Repayment of short-term bank borrowings	(2,272)	(325)	(367)	(3,436)
Dividends paid	(3,907)	(559)	(3,480)
Purchase of prepaid put option			(710)
Net cash used in financing activities	(4,306)	(616)	(5,504)	(3,720)
Effect of exchange rate changes on cash and cash equivalents	(30)	(4)	30	164
Net increase (decrease) in cash and cash equivalents	3,001	429	(195)	2,641
Cash, cash equivalents and restricted cash at the beginning of the year	7,524	1,076	7,710	5,086
Cash, cash equivalents and restricted cash at the end of the year	10,532	1,506	7,524	7,710
Parent Company
Adjustments to reconcile net income to net cash used in operating activities:
Net cash (used in) provided by operating activities	94	14	17	(133)
Investing activities:
Loans to subsidiaries	(1,465)	(209)	0	(987)
Repayment of loans by subsidiaries	3,678	526	1,000	2,061
Purchase of investments	(1,000)	(143)	(1,188)	(803)
Proceeds from maturity/sale of investments	1,006	144	917	301
Dividends received			19
Net cash provided by investing activities	2,219	318	748	572
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering				1,973
Net proceeds from issuance of ordinary shares upon exercise of options	38	5	0	0
Payment of ordinary share issuance costs				(9)
Payment of repurchases of ordinary shares	(783)	(112)	(1,172)	(848)
Loans from subsidiaries	2,608	374	2,553	2,574
Repayment of loans from subsidiaries	(347)	(50)	(457)	(540)
Repayment of short-term bank borrowings				(439)
Dividends paid	(3,907)	(559)	(3,480)
Purchase of prepaid put option			(710)
Net cash used in financing activities	(2,391)	(342)	(3,266)	2,711
Effect of exchange rate changes on cash and cash equivalents	45	6	(12)	28
Net increase (decrease) in cash and cash equivalents	(33)	(4)	(2,513)	3,178
Cash, cash equivalents and restricted cash at the beginning of the year	1,869	267	4,382	1,204
Cash, cash equivalents and restricted cash at the end of the year	¥ 1,836	$ 263	¥ 1,869	¥ 4,382